Stock-based Compensation (Employee Share Investment Plan) (Details) shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD participants shares	Dec. 31, 2016 CAD participants shares	Dec. 31, 2015 CAD participants shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchased on behalf of employees | shares	0.5	0.7	1.4
Expense for Company contribution | CAD	CAD 75	CAD 76	CAD 61
Employee Share Investment Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of gross salary eligible employees can subscribe to purchase shares of Company's common stock on the open market	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company's common stock	6.00%
Number of participants holding shares | participants	19,642	19,108	19,728
Number of shares purchased on behalf of employees | shares	1.7	1.9	2.0
Expense for Company contribution | CAD	CAD 36	CAD 37	CAD 38